Warrant Plans	12 Months Ended
Dec. 31, 2019
Warrant plans
Warrant plans

28. Warrant plans

Presented below is a summary of warrant activities for the reported periods. Various warrant plans were approved for the benefit of our employees, and for directors and independent consultants of Galapagos NV. For warrant plans issued prior to 2011, the warrants offered to the employees and independent consultants vest according to the following schedule: 10% of the warrants vest on the date of the grant; an additional 10% vest at the first anniversary of the grant; an additional 20% vest at the second anniversary of the grant; an additional 20% vest at the third anniversary of the grant; and an additional 40% vest at the end of the third calendar year following the grant.

The warrants granted under warrant plans created from 2011 onwards vest at the end of the third calendar year following the year of the grant, with no intermediate vesting, with the exception of the warrants granted under Warrant Plan 2015 (B), Warrant Plan 2015 RMV, and Warrant Plan 2016 (B), which vest on the third anniversary of the notary deed enacting the acceptance and issuance of the warrants.

The warrants offered to directors vest over a period of 36 months at a rate of 1/36th per month.

Warrants cannot be exercised before the end of the third calendar year following the year of the grant, except for warrants granted under Warrant Plan 2015 (B), Warrant Plan 2015 RMV, and Warrant Plan 2016 (B), which become exercisable on the third anniversary of the notary deed enacting the acceptance and issuance of the warrants. In the event of a change of control over Galapagos NV, all outstanding warrants vest immediately and will be immediately exercisable.

The table below sets forth a summary of warrants outstanding and exercisable at December 31, 2019, per warrant plan:

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Warrant plan	date	date	price (€)	2019	year	year	year	year	2019	2019
2006 BNL	21/12/2007	20/12/2020	7.12	1,050					1,050	1,050
2007	28/06/2007	27/06/2020	8.65	29,374		(29,374)			—	—
2007 RMV	25/10/2007	24/10/2020	8.65	24,550		(9,570)			14,980	14,980
2008	26/06/2008	25/06/2021	5.6	77,100		(75,735)			1,365	1,365
2011	23/05/2011	22/05/2019	9.95	37,500		(37,500)			—	—
2012	03/09/2012	02/09/2020	14.19	110,040		(30,000)			80,040	80,040
2013	16/05/2013	15/05/2021	19.38	195,560		(75,126)			120,434	120,434
2014	25/07/2014	24/07/2022	14.54	347,560		(95,220)			252,340	252,340
2014 (B)	14/10/2014	13/10/2022	11.93	60,000		(60,000)			—	—
2015	30/04/2015	29/04/2023	28.75	515,053		(232,580)			282,473	282,473
2015 (B)	22/12/2015	21/12/2023	49.00	399,000		(69,500)			329,500	329,500
2015 RMV	22/12/2015	21/12/2023	49.00	97,500		(40,000)			57,500	57,500
2016	01/06/2016	31/05/2024	46.10	504,250					504,250
2016 RMV	01/06/2016	31/05/2024	46.10	120,000					120,000
2016 (B)	20/01/2017	19/01/2025	62.50	150,000					150,000
2017	17/05/2017	16/05/2025	80.57	595,500					595,500
2017 RMV	17/05/2017	16/05/2025	80.57	127,500					127,500
2018	19/04/2018	18/04/2026	79.88	1,097,745			(12,500)		1,085,245
2018 RMV	19/04/2018	18/04/2026	79.88	137,500					137,500
2019	10/04/2019	09/04/2027	95.11		1,504,940		(18,250)		1,486,690
2019 RMV	10/04/2019	09/04/2027	95.11		194,750				194,750
Total				4,626,782	1,699,690	(754,605)	(30,750)	—	5,541,117	1,139,682

		Weighted
		average
		exercise
	Warrants	price (Euro)
Outstanding on January 1, 2017	3,466,407	€27.1
Exercisable on December 31, 2016	669,704	10.3

Granted during the period	873,000	77.5
Forfeited during the year	—
Exercised during the period	(368,200)	14.4
Expired during the year	(400)	19.4
Outstanding on December 31, 2017	3,970,807	€39.3
Exercisable on December 31, 2017	763,344	13.7

Granted during the period	1,235,245	79.9
Forfeited during the year	(12,000)	43.2
Exercised during the period	(567,270)	13.5
Expired during the year	—
Outstanding on December 31, 2018	4,626,782	€53.3
Exercisable on December 31, 2018	882,734	14.0

Granted during the period	1,699,690	95.1
Forfeited during the year	(30,750)	88.9
Exercised during the period	(754,605)	22.8
Expired during the year	—
Outstanding on December 31, 2019	5,541,117	€70.1
Exercisable on December 31, 2019	1,139,682	30.2

The table below sets forth the inputs into the valuation of the warrants.

	2019	2019 RMV	2018	2018 RMV	2017	2017 RMV
	April 19	April 19	April 18	April 18	May 17	May 17
Exercise Price (€)	€95.11	€95.11	€79.88	€79.88	€80.57	€80.57
Weighted average share price at acceptance date (€)	€107.05	€107.45	€84.88	€84.88	€68.67	€68.67
Weighted average fair value on the acceptance date (€)	€40.04	€40.05	€38.39	€38.39	€26.86	€26.80
Weighted average estimated volatility (%)	35.86	35.63	39.44	39.44	40.06	40.08
Weighted average expected life of the warrant (years)	6	6	8	8	8	8
Weighted average risk free rate (%)	(0.27)	(0.28)	0.51	0.51	0.33	0.29
Expected dividends	None	None	None	None	None	None

Warrant Plans

The exercise price of the warrants is determined pursuant to the applicable provisions of the Belgian Companies Code.

The weighted average estimated volatility is calculated on the basis of the implied volatility of the share price over the expected life of the warrants.

The weighted average expected life of the warrant is calculated as the estimated duration until exercise, taking into account the specific features of the plans.

Our share based compensation expense in 2019 amounted to €38,297 thousand (2018:  €26,757 thousand; 2017:  €16,536 thousand).

The following table provides an overview of the outstanding warrants per category of warrant holders at December 31, 2019,  2018 and 2017.

Category

	December 31,
	2019	2018	2017
	(in number of warrants)
Non-executive directors	222,600	216,780	216,060
Executive team	2,171,874	2,139,374	2,039,374
Other	3,146,643	2,270,628	1,715,373
Total warrants outstanding	5,541,117	4,626,782	3,970,807

The outstanding warrants at the end of the accounting period have an average exercise price of €70.09  (2018:  €53.30;  2017:  €39.32) and a weighted average remaining expected life of 1,439 days (2018:  1,500 days; 2017:  1,441 days).